Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deferred tax assets	$ 1,455	$ 1,209
Liabilities	406	322
Net deferred tax asset	$ 1,049	$ 887